Other intangible assets	12 Months Ended
Oct. 31, 2021
Other intangible assets [Abstract]
Other intangible assets
11 Other intangible assets

				Purchased intangibles
	Note	Purchased software $m	Product development costs $m	Technology $m	Trade names $m	Customer relationships $m	Total $m
Cost
At November 1, 2020		191.5	274.0	2,201.2	269.2	5,364.0	8,299.9
Acquisitions	31	-	-	7.8	-	-	7.8
Additions		28.4	19.1	-	-	-	47.5
Disposals		(13.5)	-	-	-	-	(13.5)
Effects of movements in exchange rates		1.2	(0.1)	10.4	1.2	26.3	39.0
Transferred to current assets classified as held for sale	30	-	-	(82.0)	(7.0)	(185.5)	(274.5)
At October 31, 2021		207.6	293.0	2,137.4	263.4	5,204.8	8,106.2
Accumulated amortisation
At November 1, 2020		113.5	237.9	865.7	87.9	1,611.9	2,916.9
Amortisation charge for the year		37.4	19.6	257.2	20.7	621.5	956.4
Disposals		(13.5)	-	-	-	-	(13.5)
Effects of movements in exchange rates		0.6	-	2.6	0.2	4.2	7.6
Transferred to current assets classified as held for sale	30	-	-	(37.6)	(1.9)	(52.9)	(92.4)
At October 31, 2021		138.0	257.5	1,087.9	106.9	2,184.7	3,775.0
Net book amount at October 31, 2021		69.6	35.5	1,049.5	156.5	3,020.1	4,331.2
Net book amount at October 31, 2020		78.0	36.1	1,335.5	181.3	3,752.1	5,383.0

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8
Transfers to right-of-use assets[1]		-	-	-	-	-	(14.9)	(14.9)
At November 1, 2019		146.7	257.0	2,178.6	267.3	5,323.3	-	8,172.9
Acquisitions – Atar Labs	31	-	-	6.6	-	-	-	6.6
Additions		55.5	16.2	-	-	-	-	71.7
Additions – external consultants		-	0.8	-	-	-	-	0.8
Disposals		(11.2)	-	-	-	-	-	(11.2)
Effects of movements in exchange rates		0.5	-	16.0	1.9	40.7	-	59.1
At October 31, 2020		191.5	274.0	2,201.2	269.2	5,364.0	-	8,299.9
Accumulated amortisation
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5
Transfers to right-of-use assets[1]		-	-	-	-	-	(13.1)	(13.1)
At November 1, 2019		76.9	214.3	668.9	68.0	1,204.3	-	2,232.4
Amortisation charge for the year		46.5	23.5	190.2	19.1	394.8	-	674.1
Disposals		(10.6)	-	-	-	-	-	(10.6)
Effects of movements in exchange rates		0.7	0.1	6.6	0.8	12.8	-	21.0
At October 31, 2020		113.5	237.9	865.7	87.9	1,611.9	-	2,916.9
Net book amount at October 31, 2020		78.0	36.1	1,335.5	181.3	3,752.1	-	5,383.0
Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3

[1]	Lease contracts have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.

Intangible assets, with the exception of purchased software and internally generated product development costs, relate to identifiable assets purchased as part of the Group’s business combinations. Intangible assets are amortized on a straight-line basis over their expected useful economic life - see Accounting Policy K.

Expenditure totalling $47.5 million (2020: $72.5 million) was made in the year ended October 31, 2021, including $19.1 million in respect of development costs and $28.4 million of purchased software primarily related to the development of the Group’s single IT platform.

The acquisition of Streamworx and Full 360 in the year ended October 31, 2021 gave rise to additions of $7.8 million to purchased intangibles. The acquisition of Atar Labs in the year ended October 31, 2020 gave rise to an addition of $6.6 million to purchased intangibles (note 31, “Acquisitions”).

All of the $19.1 million of additions to product development costs (2020: $16.2 million of $17.0 million) relates to internal product development costs and $nil (2020: $0.8 million) to external consultants’ product development costs.

At October 31, 2021, the unamortized lives of technology assets were in the range of two to eight years, customer relationships in the range of one to 11 years and trade names in the range of three to 15 years. The HPE Software business acquired purchased intangibles, the largest component of the Group’s purchased intangibles, have up to another eight years’ life remaining for technology (carrying value $1.0 billion) and up to 11 years’ life remaining for customer relationships purchased intangibles (carrying value $3.0 billion), assuming no further investments were made.

Included in the consolidated statement of comprehensive income was:

	Year ended October 31, 2021	Year ended October 31, 2020
For continuing operations:	$m	$m
Cost of sales:
- amortization of product development costs	19.6	23.5
- amortization of acquired purchased technology	257.2	190.2
Selling and distribution:
- amortization of acquired purchased trade names and customer relationships	642.2	413.9
Administrative expenses:
- amortization of purchased software	37.4	46.5
Total amortization charge for the year	956.4	674.1

Research and development:
- capitalization of product development costs	19.1	16.2

On November 1, 2020, the Group conducted a review on the estimated lives of its intangible assets with specific focus on those recognized as part of the HPE Software acquisition. This review considered the actual and expected trading performance of the Group compared to the original projections produced at the time of HPE Software acquisition as the directors believe these forecasts better reflect the expected future use of the economic benefits in these acquired intangibles. As a result of this review, the expected lives of certain purchased technology and customer relationship intangibles with a carrying value of $3,736.8 million as at November 1, 2020 have been reduced with the shorter lives applied from November 1, 2020.

The intangibles assets impacted by this change are customer relationships in the ITOM and ADM product groups and customer relationships within certain products in IM&G, which had a total carrying value of $2,770.4 million as at November 1, 2020. These have reduced from 12 years remaining life to between five and 11 years. In addition, purchased technology in the ITOM and ADM product groups and certain purchased technology in IM&G, which had a carrying value of $966.4 million as at November 1, 2020, have reduced from seven years remaining life to five years.

In line with the requirements of IFRS3, these technology assets were originally recognized at the acquisition date in September 2017 and so the asset life represented the estimated period of time before the technology became obsolete if no future investment into that technology were made. However there has been and continues to be significant R&D activity across these portfolios with the Group releasing c.500 product releases each year to ensure that the technology remains relevant beyond the life assigned under the requirements of IFRS 3.

The effect of these changes on actual and expected amortization expense is as follows:

	Impact in the year ended October 31,
$m	2021	2022	2023	2024	2025	2026	Impact in all later periods
Increase/(decrease) in amortization expense	261	261	261	261	192	(145)	(1,091)

Recognized in:
Costs of sales (amortization of acquired purchased)	59	59	59	59	25	(141)	(120)
Selling and distribution expenses (amortization of customer relationships)	202	202	202	202	167	(4)	(971)
	261	261	261	261	192	(145)	(1,091)

If the remaining economic lives of all purchased intangibles were one year longer than the revised lives, expected amortization would be $158.1 million lower than that shown in the table above in the year ended October 31, 2021, with consequential impacts in subsequent years. If the remaining economic lives of all purchased intangibles were one year shorter than the revised lives, amortization would be $166.4 million higher than that shown in the table above in the year ended October 31, 2021, with consequential impacts in subsequent years.